Cash Flow Reconciliations - Reconciliation of equity offerings arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Cash flows
Proceeds from issuance of public offerings and issuance of general partner units	$ 144,297	$ 53,826	$ 176,533
Proceeds from Issuance of Public Offerings and Issuance of Preference Units	139,222	0	0
Offering costs	(2,033)	$ (454)	$ (1,104)
Net proceeds from equity offerings at the end of the year	281,486
Non-cash items
Offering costs	(359)
Net proceeds from equity offerings at the end of the year	(359)
Total
Proceeds from public offerings of common units and issuances of general partner units (net of underwriting discounts and commissions)	144,297
Proceeds from public offering of preference units (net of underwriting discounts and commissions)	139,222
Offering costs	(2,392)
Net proceeds from equity offerings at the end of the year	$ 281,127

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).